Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Shareholders' Equity [Abstract]
Accumulated unrealized gains on securities available-for-sale	$ 4,204	$ 2,679	$ 2,899
Accumulated unrealized losses on derivatives used as cash flow hedges	(7,082)	(8,191)	(9,521)
Total accumulated other comprehensive loss at end of year	$ (2,878)	$ (5,512)	$ (6,622)	$ (10,302)